Other Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Other Expense [Abstract]
Summary of other expeses

In thousands of soles	Note	2025	2024	2023
Changes in contingent consideration	24.d	—	—	20,927
Derecognition of other assets		—	2,112	—

		—	2,112	20,927